Income and other taxes - Schedule of components of income and other taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income from continuing operations before taxes	$ 482,389	$ 267,128
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	$ 130,245	$ 72,125
Effects of different foreign statutory tax rates and tax holidays	15,997	6,856
Non-deductible expenditures	26,364	27,650
Losses for which no tax benefit has been recorded	527	10,077
Benefit of tax incentives	(11,474)	(10,059)
Withholding tax	7,278	8,313
Change due to foreign exchange	5,550	17,188
Amounts (over) under provided for in prior years	(957)	211
Income tax expense	173,530	132,361
Current tax expense (income) and adjustments for current tax of prior periods	114,449	103,937
Deferred income tax expense (Note 19)	$ (59,081)	$ (28,424)